Related Party Transactions (Details) - USD ($)		1 Months Ended		3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 10, 2021	Nov. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Nov. 24, 2020	Nov. 19, 2020	Nov. 13, 2020
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)					$ 12
Aggregate shares (in Shares)		5,750,000
Forfeited shares (in Shares)		750,000
Purchased of additional shares (in Shares)		650,000
Related party transactions, description					Notwithstanding the foregoing, if the closing price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, the Founder Shares will be released from the lockup.	Notwithstanding the foregoing, if the closing price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, the Founder Shares will be released from the lockup.
Share price (in Dollars per share)					$ 9.65		$ 9.38
Aggregate value						$ 6,000,000
Aggregate of cover expenses			$ 300,000
Borrowings repaid							$ 104,788
Convertible debt				$ 1,500,000	$ 1,500,000	$ 1,500,000
Conversion price (in Dollars per share)				$ 1	$ 1	$ 1
Administrative fees expense					$ 4,000	$ 4,000
Debt incurred expenses				$ 12,000	8,000	36,000
Working Capital Loans outstanding					$ 0	300,000
Borrowed amount	$ 300,000
Conversion price (in Dollars per share)	$ 1
Drawn under convertible note				$ 300,000		$ 300,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Founder shares percentage		20.00%
Private Placement Warrant [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares)					6,000,000	6,000,000
Share price (in Dollars per share)				$ 1	$ 1	$ 1
Aggregate value					$ 6,000,000
Aggregate of additional warrants (in Shares)		130,000
Generating gross proceeds		$ 130,000
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Founder Shares issued (in Shares)			10,062,500
Founder shares, value			$ 25,000
Shares surrendered (in Shares)								1,437,500	2,875,000
Common stock held by sponsor forfeited (in Shares)		587,500
Founder share, Description		The remaining unexercised over-allotment option expired on January 8, 2021; thus, 587,500 shares of Class B common stock held by the Sponsor were forfeited.
Common stock outstanding (in Shares)				5,162,500	5,750,000	5,162,500
Class B Common Stock [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Common stock outstanding (in Shares)									5,750,000
Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)			$ 0.0001
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock outstanding (in Shares)					3,226,894
Warrants purchase shares	$ 300,000
Class A Common Stock [Member] | Private Placement Warrant [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)		$ 11.5		$ 11.5		$ 11.5